Share-based Compensation - Nio Incentive Plans - Text and Options (Details) $ / shares in Units, ¥ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares shares
Number of Options Outstanding
Outstanding, Beginning Balance | shares		52,060,649
Exercised | shares		(1,326,807)
Cancelled | shares		(10,530)
Expired | shares		(153,729)
Outstanding, Ending Balance | shares		50,569,583			52,060,649
Vested and expected to vest | shares	50,495,087
Exercisable | shares	49,079,653
Weighted Average Exercise Price, Options
Outstanding, Beginning Balance | $ / shares	$ 3.55
Exercised | $ / shares	1.8
Cancelled | $ / shares	43.19
Expired | $ / shares	12.83
Outstanding, Ending Balance | $ / shares	3.56				$ 3.55
Vested and expected to vest | $ / shares	3.56
Exercisable | $ / shares	$ 3.59
Weighted Average Remaining Contractual Life, Outstanding, Options		2 years 21 days			2 years 7 months 6 days
Weighted Average Remaining Contractual Life, Options, Vested and expected to vest		2 years 25 days
Weighted Average Remaining Contractual Life, Options, Exercisable		2 years 3 days
Aggregate Intrinsic Value, Outstanding, Options | $	$ 54,447,000				$ 100,420,000
Aggregate Intrinsic Value, Vested and expected to vest, Options | $	54,370,000
Aggregate Intrinsic Value, Exercisable, Options | $	$ 52,901,000
Nio incentive 2016,2017,2018, and 2024 plan
Number of Options Outstanding
Granted | shares		0
Nio Stock Incentive Plans From 2015 To 2024 | Minimum | Tranche two
Share-based Compensation
Vesting period		1 year
Nio Stock Incentive Plans From 2015 To 2024 | Maximum | Tranche two
Share-based Compensation
Vesting period		5 years
NIO Incentive Plans
Weighted Average Exercise Price, Options
Total intrinsic value | ¥		¥ 20,605		¥ 26,440
Options | Nio Stock Incentive Plans From 2015 To 2024
Share-based Compensation
Expiration period		10 years
Options | NIO Incentive Plans
Weighted Average Exercise Price, Options
Weighted-average grant date fair value for options granted | $ / shares			$ 3.64